Acquisition and sale of businesses and purchase of non-controlling interests - Sales of business narrative (Details) £ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 GBP (£)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Net sales		£ (11,752)	£ (12,867)		£ (12,163)
Operating profit		2,137	4,042		3,691
Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration		11	438
United National Breweries | Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Net sales	£ (31)		(43)		(49)
Operating profit	0		1		6
Profit after taxation	£ 0		1		£ 4
Aggregate consideration		£ 10
Portfolio of 19 brands | Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Aggregate consideration			£ 435	$ 550